CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Common Stock and Paid-in Capital	Accumulated Other Comprehensive Loss, Net of Tax	(Accumulated Deficit) / Retained Earnings	(Accumulated Deficit) / Retained Earnings Cumulative Effect, Period of Adoption, Adjustment
Beginning balance (in shares) at Dec. 31, 2022			530,391,000
Beginning Balance at Dec. 31, 2022	$ 17,429,722	$ (41,396)		$ 17,284,611	$ (1,336,023)	$ 1,481,134	$ (41,396)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	1,203,357				270,455	932,902
Dividends paid on common stock	(3,000,000)					(3,000,000)
Dividends paid on preferred stock	(90,774)					(90,774)
Ending balance (in shares) at Dec. 31, 2023			530,391,000
Ending Balance at Dec. 31, 2023	15,500,909			17,284,611	(1,065,568)	(718,134)
Preferred stock mezzanine, beginning balance at Dec. 31, 2022	500,000
Preferred Stock Mezzanine
Preferred stock offering	1,500,000
Preferred stock mezzanine, ending balance at Dec. 31, 2023	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	1,425,267				347,868	1,077,399
Dividends paid on common stock	(1,125,000)					(1,125,000)
Dividends paid on preferred stock	(176,927)					(176,927)
Sale of subsidiary (Note 1)	$ 51,278			51,278
Ending balance (in shares) at Dec. 31, 2024	530,391,043		530,391,000
Ending Balance at Dec. 31, 2024	$ 15,675,527			17,335,889	(717,700)	(942,662)
Preferred stock mezzanine, ending balance at Dec. 31, 2024	2,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	1,829,299				184,141	1,645,158
Dividends paid on common stock	(1,355,000)					(1,355,000)
Dividends paid on preferred stock	(176,700)					(176,700)
Stock compensation	$ (28,419)			(28,419)
Ending balance (in shares) at Dec. 31, 2025	530,391,043		530,391,000
Ending Balance at Dec. 31, 2025	$ 15,944,707			$ 17,307,470	$ (533,559)	$ (829,204)
Preferred stock mezzanine, ending balance at Dec. 31, 2025	$ 2,000,000